Share-based payments - Share-based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (95)	$ (91)
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(30)	(31)
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(59)	(51)
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (6)	$ (9)